GOLDMAN SACHS TRUST

Class A, Institutional, Investor, Class R6 and Class P Shares

of the

Goldman Sachs Short-Term Conservative Income Fund

(the “Fund”)

Supplement dated February 14, 2025 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”)

each dated July 29, 2024, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to the Fund’s credit quality guidelines. The Fund may generally invest up to 15% of its total assets in securities that, at the time of purchase, are rated A-2, P-2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). Effective after the close of business on March 16, 2025 (an “Effective Date”), this limit will increase from 15% to 30% to allow the Fund to invest in a more diversified universe of issuers and sectors.

The Fund will also adopt a non-fundamental investment policy to reflect that the Fund will invest at least 80% of its net assets in investments reflective of the Fund’s name (“80% Policy”). This change will be effective after the close of business on April 30, 2025 (an “Effective Date”). The Fund’s new 80% Policy will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective to seek to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity will not change.

Accordingly, on the respective Effective Dates, the Fund’s Prospectuses, Summary Prospectuses, and SAI are revised as follows:

The following replaces in its entirety the first paragraph under the Goldman Sachs Short-Term Conservative Income Fund —Summary—Principal Strategy” section in the Fund’s Prospectuses and “Principal Strategy” section in the Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in short-term, investment grade fixed income securities. The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset-backed securities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage-backed securities or derivatives.

The following replaces the first sentence of the “Goldman Sachs Short-Term Conservative Income Fund—Summary—Credit Quality Guidelines” section in the Prospectuses and “Summary—Credit Quality Guidelines” section in the Summary Prospectuses:

The Fund will invest at least 70% of its total assets in securities (or the issuers of such securities) that are rated, at the time of purchase, in the highest short-term credit rating category by at least one nationally recognized statistical rating organization (“NRSRO”) (A-1, P-1, or F1 by S&P Global Ratings (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), respectively), or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of A- by Standard & Poor’s or Fitch, or A3 by Moody’s).

The following replaces in its entirety the first paragraph of “Investment Management Approach—Principal Investment Strategies” in the Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in short-term, investment grade fixed income securities. The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, U.S. Government Securities, obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset-backed securities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage-backed securities or derivatives. Shareholders will be provided with sixty days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.

The following replaces the first sentence of the “Investment Management Approach—Principal Investment Strategies—Credit Quality Guidelines” section in the Prospectuses:

The Fund will invest at least 70% of its total assets in securities (or the issuers of such securities) that are rated, at the time of purchase, in the highest short-term credit rating category by at least one NRSRO (A-1, P-1, or F1 by Standard & Poor’s, Moody’s or Fitch, respectively), or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of A- by Standard & Poor’s or Fitch, or A3 by Moody’s).

The following replaces in its entirety the table under the “Investment Management Approach—Other Investment Practices and Securities—Investment Securities—Investment Policies Matrix” section of the Prospectuses:

10	Percent of total assets (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the strategies of the Fund

Short-Term Conservative Income Fund

American, European, and Global Depositary Receipts	•

Asset-Backed and Receivables-Backed Securities (including covered bonds)	•

Bank Obligations	•

Commercial Paper	•

Custodial Receipts	•

Floating and Variable Rate Obligations	•

Foreign Securities[1]	•

Illiquid Investments*	•

Investment Company Securities (including ETFs)[2]	10

Municipal Securities	10

Private Activity Bonds	•

Repurchase Agreements	•

Short-Term Obligations of Corporations and Other Entities	•

Securities rated A-1, P-1 or F1[3]	70+

Securities rated A-2, P-2 or F2[3]	30

Temporary Investments	•

Treasury Inflation Protected Securities	•

U.S. Government Securities	•

U.S. Treasury Obligations[4]	•

When-Issued Securities and Forward Commitments	•

*

Illiquid investments are any investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

[1]	The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises.
[2]

This percentage limitation does not apply to the Fund’s investments in investment companies (including ETFs) where a higher percentage limitation is permitted under the Investment Company Act or rules, regulations or exemptive relief thereunder.

[3]

The Fund may invest in securities that only maintain long-term ratings or unrated securities if the Investment Adviser determines that the securities are of comparable credit quality at the time of purchase. In addition, the Fund may rely on the credit quality of a guarantee or demand feature in determining the credit quality of a security supported by the guarantee or demand feature.

[4]	Issued or guaranteed by the U.S. Treasury.

The following replaces the first paragraph under the “Investment Objectives and Policies” section in the Fund’s SAI:

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. The Fund seeks to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity by investing, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in short-term, investment grade fixed income securities. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the Securities and Exchange Commission (“SEC”) before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. Additional information about the Fund, its policies, and the investment instruments it may hold is provided below.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

STCICRSTK 02-25